UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
 Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 [X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2016 to December 31, 2016

February 14, 2017
 Date of Report

Talmage Structured Real Estate Funding 2006-4, Ltd.
 (Exact name of securitizer as specified in its charter)

025-01091	0001549800
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Carrie Bunton, 345-814-5819
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

 Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [_]

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

The securitizer is filing this Form ABS-15G to provide notice that its obligation to file under Rule 15Ga-1(c)(2) has terminated pursuant to Rule 15Ga-1(c)(3). The last date on which payments on asset-backed securities held by non-affiliates were made was September 28, 2016.

Explanatory Notes:

 1) This Form ABS-15G also applies to the following affiliated securitizers: Talmage Structured Real Estate Funding 2006-4, LLC and GSRE II, LTD.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 14, 2017	TALMAGE STRUCTURED REAL ESTATE FUNDING 2006-4, LTD. (Securitizer)

	By:	/s/ Carrie Bunton
Name: Carrie Bunton
Title: Former Director